Cash and cash equivalents (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents if different from statement of financial position [Abstract]
Cash at bank available on demand	$ 112,771,000	$ 118,575,000	$ 65,197,000
Restricted cash	261,000	223,000	2,032,000
Total cash and cash equivalents	113,032,000	118,798,000	$ 67,229,000	$ 11,226,000
Credit Card Facility [Member]
Cash and cash equivalents if different from statement of financial position [Abstract]
Restricted cash	126,000	150,000
Lease Deposit [Member]
Cash and cash equivalents if different from statement of financial position [Abstract]
Restricted cash	85,000	0
Letter of Credit [Member]
Cash and cash equivalents if different from statement of financial position [Abstract]
Restricted cash	50,000	0
Third Party Distributor [Member]
Cash and cash equivalents if different from statement of financial position [Abstract]
Restricted cash	$ 0	$ 73,000